Prepayments and other receivables	12 Months Ended
Dec. 31, 2021
Prepayments and other receivables
Prepayments and other receivables

Note 14. Prepayments and other receivables

	December 31,
	2021	2020

	(USD in thousands)
VAT receivables	$387	$376
Prepayments	638	1,175
Other receivables	113	2
Total prepayments and other receivables	$1,138	$1,553